Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
United States and Foreign Components of Income Before Income Taxes

The United States and foreign components of income before income taxes are as follows:

	2016	2015	2014
	(In thousands)
United States	$59,344	$(135,978)	$(39,323)
Foreign	468,426	300,562	187,638

Total	$527,770	$164,584	$148,315

Components of the Provision for Income Taxes

The components of the provision for income taxes are as follows:

	2016	2015	2014
	(In thousands)
Current:
Federal	$18,832	$(12,450)	$(11,778)
Foreign	52,978	40,613	28,126
State	7,759	6,523	3,804

Total current	79,569	34,686	20,152
Deferred:
Federal	(7,688)	(69,104)	(27,493)
Foreign	(3,139)	(2,991)	(1,298)
State	(10,827)	(13,140)	(10,265)

Total deferred	(21,654)	(85,235)	(39,056)

Total provision	$57,915	$(50,549)	$(18,904)

Components of Deferred Tax Assets and Liabilities

The following table presents the breakdown of net deferred tax assets:

	December 31,
	2016	2015
	(In thousands)
Deferred tax assets	$233,900	$207,194
Deferred tax liabilities	(1,472)	(2,240)

Total net deferred tax assets	$232,428	$204,954

The significant components of the Company’s deferred tax assets and liabilities consisted of the following:

	December 31,
	2016	2015
	(In thousands)
Deferred tax assets:
Accruals and reserves	$41,094	$33,407
Deferred revenue	95,969	82,378
Tax credits	50,072	41,444
Net operating losses	41,986	50,143
Other	267	4,296
Stock based compensation	34,349	40,660
Transaction costs	557	511
Valuation allowance	(14,156)	(16,673)

Total deferred tax assets	250,138	236,166
Deferred tax liabilities:
Depreciation and amortization	1,933	(7,626)
Acquired technology	(8,524)	(17,778)
Prepaid expenses	(11,119)	(5,808)

Total deferred tax liabilities	(17,710)	(31,212)

Total net deferred tax assets	$232,428	$204,954

Reconciliation of the Company's Effective Tax Rate to the Statutory Federal Rate

A reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

	Year Ended December 31,
	2016	2015	2014
Federal statutory taxes	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	0.8	(1.0)	—
Foreign operations	(21.6)	(41.1)	(26.2)
Permanent differences	3.2	13.9	8.0
Change in deferred tax liability related to acquired intangibles	(0.8)	(12.6)	(10.9)
Tax credits	(7.9)	(20.7)	(21.4)
Stock option compensation	0.3	0.8	3.4
Change in accruals for uncertain tax positions	2.2	(5.9)	(1.8)
Other	(0.2)	0.9	1.2

	11.0%	(30.7)%	(12.7)%

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2016 and 2015 is as follows (in thousands):

Balance at January 1, 2015	$66,918
Additions based on tax positions related to the current year	6,613
Additions for tax positions of prior years	4,675
Reductions related to the expiration of statutes of limitations	(9,521)
Settlements	(14,064)

Balance at December 31, 2015	54,621
Additions based on tax positions related to the current year	$11,588
Additions for tax positions of prior years	4,759
Reductions related to the expiration of statutes of limitations	(1,167)

Balance at December 31, 2016	$69,801